SCHEDULE OF BANK BORROWINGS (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Short-Term Debt [Line Items]
Bank borrowings, short term	$ 17,578	$ 17,686
Bank borrowings	18,729	18,927
Bank borrowings, long term	1,151	1,241
Term Loans [Member]
Short-Term Debt [Line Items]
Bank borrowings, long term	$ 4,611	5,107
Term Loans [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Term of repayments	2 years
Annual interest rate	2.00%
Term Loans [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Term of repayments	10 years
Annual interest rate	3.75%
Trust Receipts [Member]
Short-Term Debt [Line Items]
Bank borrowings, short term	$ 13,282	13,004
Term of repayments	Within 12 months
Trust Receipts [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Annual interest rate	1.65%
Trust Receipts [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Annual interest rate	7.25%
Bank Overdraft [Member]
Short-Term Debt [Line Items]
Annual interest rate
Bank borrowings, short term	$ 139	114
Term of repayments	Within 12 months
Revolving Loan [Member]
Short-Term Debt [Line Items]
Annual interest rate	6.45%
Bank borrowings, short term	$ 697	$ 702
Term of repayments	Within 12 months